Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net revenues from related parties	$ 21,066,741	$ 9,146,994	$ 5,854,383
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Net revenues from related parties			276,320
Mojie [Member]
Related Party Transaction [Line Items]
Net revenues from related parties			3,268
Jinna [Member]
Related Party Transaction [Line Items]
Net revenues from related parties			1,391
Entity B [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	107,894	229,367	3,952,532
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	20,750,159	8,917,627	1,620,872
Entity D’s subsidiary [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	$ 208,688